UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 53.5%
	Adjustable Rate Mortgage Trust
$636,179	0.510%, 11/25/35 (A)	$508,741
	American Home Mortgage Investment Trust
1,274,003	1.931%, 09/25/45 (A)	1,255,021
971,285	0.340%, 03/25/46 (A)	803,610
	Banc of America Funding Trust
936,939	2.990%, 12/20/34 (A)	817,881
520,958	2.643%, 12/20/36 (A)	523,460
1,437,988	0.650%, 07/25/37 (A) (B)	902,260
	Banc of America Mortgage Trust
822,536	6.175%, 11/20/46 (A)	762,585
1,630,196	2.945%, 02/25/35 (A)	1,600,655
	Bear Stearns Adjustable Rate Mortgage Trust
49,386	3.001%, 01/25/35 (A)	46,942
136,182	2.967%, 04/25/34 (A)	133,647
94,740	2.945%, 01/25/35 (A)	91,894
6,170,840	2.910%, 02/25/36 (A)	4,838,889
254,711	2.840%, 07/25/34 (A)	247,659
	Citicorp Mortgage Securities REMIC Pass-Through Trust
73,457	0.550%, 09/25/35 (A)	72,983
	Citigroup Mortgage Loan Trust
1,276,660	2.570%, 10/25/35 (A)	1,270,491
	CitiMortgage Alternative Loan Trust
5,368,445	6.000%, 07/25/36	4,818,512
4,958,994	6.000%, 06/25/37	4,328,994
1,195,363	6.000%, 10/25/37	1,073,515
	Countrywide Alternative Loan Trust
3,330,413	6.250%, 07/25/36	2,324,132
5,013,682	5.750%, 04/25/37	4,405,321
1,013,921	5.500%, 04/25/36	951,787
2,280,309	0.410%, 05/25/35 (A)	1,800,468
	Countrywide Home Loan Mortgage Pass-Through Trust
4,122,647	6.000%, 05/25/36	3,862,850
51,057	5.500%, 06/25/35	51,642
648,744	3.610%, 01/20/35 (A)	619,510
4,435,272	2.743%, 04/25/35 (A)	2,883,299
185,547	2.702%, 09/20/34 (A)	176,923
3,270,635	2.639%, 11/20/35 (A)	3,061,190
626,632	0.540%, 03/25/35 (A)	431,911
3,019,441	0.470%, 04/25/35 (A)	2,294,111
	Credit Suisse First Boston Mortgage Securities
5,376,306	5.500%, 11/25/35	4,739,633
541,579	5.250%, 05/25/28	558,255

1

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 53.5% (continued)
	Credit Suisse Mortgage Capital Certificates
$4,173,508	6.500%, 10/25/21	$3,477,358
	Deutsche Alt-A Mortgage Loan Trust
6,313,745	5.500%, 12/25/35	4,816,276
	GMAC Mortgage Loan Trust
387,333	5.000%, 11/25/33	394,187
1,646,635	3.586%, 07/19/35 (A)	1,526,124
1,235,096	3.349%, 06/19/35 (A)	1,210,556
	GSR Mortgage Loan Trust
3,152,676	6.000%, 09/25/36	2,777,873
865,128	3.127%, 12/25/34 (A)	784,472
279,407	3.076%, 07/25/35 (A)	259,123
4,491,373	2.880%, 05/25/35 (A)	4,226,095
	Indymac Index Mortgage Loan Trust
1,274,943	0.520%, 07/25/45 (A)	1,111,452
	JPMorgan Alternative Loan Trust
3,186,024	5.062%, 03/25/36 (A)	2,821,422
	JPMorgan Mortgage Trust
2,614,191	3.589%, 03/01/43 (A) (B)	2,633,276
2,691,965	3.003%, 07/25/35 (A)	2,666,814
282,072	2.991%, 07/25/35 (A)	286,139
	Lehman Mortgage Trust
1,915,747	6.500%, 09/25/37	1,650,870
2,508,566	5.500%, 02/25/36	2,546,182
1,143,897	0.700%, 01/25/36 (A)	788,188
	Lehman XS Trust
2,786,615	0.320%, 07/25/37 (A)	1,737,940
	Mastr Adjustable Rate Mortgages Trust
3,762,530	2.986%, 04/25/36 (A)	3,507,890
1,315,172	2.755%, 03/25/35 (A)	1,086,951
3,815,985	0.360%, 01/25/47 (A)	2,862,550
	Merrill Lynch Alternative Note Asset Trust
6,438,588	6.000%, 03/25/37	4,858,462
	Morgan Stanley Mortgage Loan Trust
1,686,955	6.000%, 06/25/36	1,409,476
2,933,609	6.000%, 08/25/36	2,678,435
2,978,048	5.750%, 02/25/36	2,894,356
150,000	5.500%, 11/25/35	152,344
193,280	0.470%, 11/25/35 (A)	185,898
	New York Mortgage Trust
1,897,871	2.866%, 05/25/36 (A)	1,713,190
	RALI Trust
684,369	6.000%, 06/25/36	563,913
515,000	5.500%, 09/25/33	528,753
940,140	5.500%, 06/25/34	974,276

2

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 53.5% (continued)
	Residential Asset Securitization Trust
$4,206,022	6.000%, 05/25/37	$3,916,694
4,513,158	6.000%, 06/25/37	4,095,452
3,071,239	6.000%, 01/25/46	2,536,758
7,702,912	5.375%, 07/25/35	6,630,451
	RFMSI Trust
2,030,160	5.750%, 01/25/36	2,116,762
	Structured Adjustable Rate Mortgage Loan Trust
2,510,465	0.510%, 07/25/35 (A)	2,022,722
1,643,784	0.360%, 01/25/37 (A)	1,128,311
	Vericrest Opportunity Loan Transferee
2,311,437	2.487%, 02/26/52 (B)	2,318,140
	Washington Mutual Mortgage Pass-Through Certificates
3,820,068	6.000%, 03/25/36	3,380,245
324,039	2.462%, 09/25/46 (A)	294,309
1,769,155	1.137%, 08/25/46 (A)	1,157,691
856,069	0.987%, 12/25/46 (A)	787,766
284,677	0.937%, 04/25/47 (A)	252,396
	Wells Fargo Mortgage Backed Securities Trust
1,182,092	5.500%, 11/25/35	1,224,019
3,339,666	5.500%, 01/25/36	3,499,028
448,054	2.683%, 03/25/35 (A)	451,332

	Total Residential Mortgage-Backed Obligations
	(Cost $134,657,267)	147,201,688

Commercial Mortgage-Backed Obligations — 26.7%
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	5.961%, 05/11/39 (A) (B)	2,529,079
	COBALT Commercial Mortgage Trust
4,750,000	5.254%, 08/15/48	5,136,479
	Commercial Mortgage Trust
1,400,000	5.824%, 12/10/44 (A)	1,637,157
3,850,000	5.543%, 12/11/49 (A) (B)	4,326,688
1,000,000	5.020%, 08/15/45 (A) (B)	1,022,353
	Credit Suisse Mortgage Capital Certificates
3,500,000	5.695%, 04/16/49 (A) (B)	3,877,685
	DBUBS Mortgage Trust
2,200,000	5.728%, 01/10/21 (A) (B)	2,430,498
	Del Coronado Trust
3,000,000	5.199%, 03/15/18 (A) (B)	3,010,800
	Extended Stay America Trust
5,098,000	4.171%, 12/05/31 (A) (B)	5,339,462
	FREMF Mortgage Trust
1,500,000	4.162%, 11/25/44 (A) (B)	1,542,697

3

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Commercial Mortgage-Backed Obligations — 26.7% (continued)
	GS Mortgage Securities Trust
$13,015,000	5.982%, 08/10/45 (A)	$13,420,756
	JPMorgan Chase Commercial Mortgage Securities Trust
1,025,000	5.464%, 01/15/49 (A)	1,106,140
2,000,000	5.021%, 01/12/37 (A)	2,035,586
3,000,000	3.954%, 04/15/28 (A) (B)	2,970,000
	Morgan Stanley Capital Trust
6,075,000	5.763%, 04/12/49 (A)	6,728,792
	Morgan Stanley RE-REMIC Trust
4,800,000	5.982%, 08/12/45 (A) (B)	5,492,606
1,100,000	5.982%, 08/15/45 (A) (B)	1,256,471
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,549,131
700,000	3.781%, 10/05/25 (B)	703,774
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,848,278
	WF-RBS Commercial Mortgage Trust
1,925,000	5.722%, 03/15/44 (A) (B)	2,078,519
325,000	5.646%, 02/15/44 (A) (B)	348,028

	Total Commercial Mortgage-Backed Obligations
	(Cost $67,804,760)	73,390,979

Asset-Backed Securities — 17.7%
	AmeriCredit Automobile Receivables Trust
1,000,000	5.940%, 07/08/19 (B)	1,082,097
3,000,000	3.820%, 02/10/20 (B)	3,140,974
	Ameriquest Mortgage Securities Pass-Through Certificates
850,000	0.650%, 01/25/36 (A)	748,640
	Bayview Opportunity Master Fund IIa Trust
2,377,539	3.228%, 03/28/33 (A) (B)	2,377,539
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16	1,740,965
	Countrywide Asset-Backed Certificates
1,900,000	5.103%, 05/25/35	1,815,917
	Diamond Resorts Owner Trust
980,472	2.890%, 01/20/25 (B)	981,748
	DSC Floorplan Master Owner Trust
2,850,000	8.110%, 03/15/16 (B)	2,866,199
	DT Auto Owner Trust
1,650,000	4.350%, 03/15/19 (B)	1,738,844
	First Franklin Mortgage Loan Trust
1,004,532	0.350%, 07/25/36 (A)	935,857
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,174,089
2,000,000	6.860%, 03/15/19 (B)	2,024,732
2,130,000	2.530%, 01/15/20 (B)	2,135,221

4

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value

Asset-Backed Securities — 17.7% (continued)
	Flagship Credit Auto Trust
$2,300,000	5.380%, 07/15/20 (B)	$2,341,619
	Fremont Home Loan Trust
1,917,071	0.350%, 11/25/36 (A)	865,490
	GSAA Home Equity Trust
2,684,301	0.270%, 12/25/46 (A)	1,484,056
	Lehman XS Trust
3,009,808	0.350%, 08/25/46 (A)	2,967,737
	Option One Mortgage Loan Trust
1,543,431	0.300%, 01/25/37 (A)	1,017,805
	Park Place Securities Pass-Through Certificates
1,300,000	0.700%, 07/25/35 (A)	1,214,416
	Prestige Auto Receivables Trust
3,000,000	3.040%, 07/15/20 (B)	3,006,231
	RBSSP Resecuritization Trust
1,178,562	2.920%, 11/28/17 (B)	1,152,413
	Sierra Timeshare Receivables Funding
745,570	9.310%, 07/20/28 (B)	773,019
1,537,975	2.380%, 03/20/29 (B)	1,560,064
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,085,680
2,000,000	4.560%, 04/15/20 (B)	2,006,050
	Structured Asset Securities Mortgage Loan Trust
1,170,259	0.490%, 06/25/35 (A)	1,064,077
	Westgate Resorts
1,826,918	11.000%, 09/20/25 (B)	1,892,574
1,564,228	9.000%, 01/20/25 (B)	1,592,580

	Total Asset-Backed Securities
	(Cost $46,646,804)	48,786,633

Municipal Bond — 0.3%
	Michigan State, Tobacco Settlement Financing Authority, RB
1,000,000	7.309%, 06/01/34	878,900

	Total Municipal Bond
	(Cost $829,049)	878,900

Short-Term Investment — 2.8%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
7,817,317	(Cost $7,817,317)	7,817,317

	Total Investments — 101.0%
	(Cost $257,755,197)	278,075,517
	Other Assets and Liabilities—(1.0)%	(2,793,211)

	Net Assets — 100.0%	$275,282,306

5

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

(A)	Variable rate security - Rate disclosed is the rate in effect on April 30, 2013.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of April 30, 2013.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
RE-REMIC	Re-securitization of Real Estate Mortgage Investment Conduit

6

Portfolio of Investments — as of April 30, 2013 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary at April 30, 2013

Residential Mortgage-Backed Obligations	53.5%
Commercial Mortgage-Backed Obligations	26.7
Asset-Backed Securities	17.7
Short-Term Investment	2.8
Municipal Bond	0.3

Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

7

Statement of Assets and Liabilities (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$257,755,197

Investments at value	$278,075,517
Cash	14,327
Receivable for securities sold	3,996,432
Interest receivable	1,016,038
Prepaid expenses	13,774

TOTAL ASSETS	283,116,088

LIABILITIES
Payable for securities purchased	7,738,801
Administrative fees payable (Note 4)	26,856
Chief Compliance Officer fees payable (Note 3)	2,717
Trustees’ fees payable	2,656
Other accounts payable and accrued expenses	62,752

TOTAL LIABILITIES	7,833,782

NET ASSETS	$275,282,306

NET ASSETS CONSIST OF:
Paid-in capital	$251,115,790
Undistributed net investment income	326,019
Accumulated net realized gain on investments	3,520,177
Net unrealized appreciation on investments	20,320,320

NET ASSETS	$275,282,306

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$275,282,306
Outstanding shares of beneficial interest (unlimited authorization—no par value)	23,312,126

Net asset value, offering and redemption price per share	$11.81

The accompanying notes are an integral part of the financial statements.

8

Statement of Operations (Unaudited)

For the six-months ended April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$7,573,583

7,573,583

Expenses
Administrative fees (Note 4)	150,322
Trustees’ fees and expenses	6,447
Chief Compliance Officer fees (Note 3)	3,755
Registration fees	23,071
Offering costs (Note 2)	15,169
Transfer agent fees and expenses (Note 4)	14,946
Legal fees	12,169
Shareholder reporting expenses	11,951
Audit and tax services fees	11,903
Custodian fees and expenses	5,839
Miscellaneous expenses	15,413

Total expenses	270,985
Fee/expense reimbursement (Note 5)	(22,674)

Net expenses	248,311

Net investment income	7,325,272

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	3,522,277
Net change in unrealized appreciation on investments	7,938,362

Net realized and unrealized gain on investments	11,460,639

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,785,911

The accompanying notes are an integral part of the financial statements.

9

Statement of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
FROM OPERATIONS:
Net investment income	$7,325,272	$12,978,556
Net realized gain on investments	3,522,277	4,819,678
Net change in unrealized appreciation on investments	7,938,362	13,686,683

Net increase in net assets resulting from operations	18,785,911	31,484,917

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(6,999,465)	(10,851,687)
Realized gains	(6,948,435)	—

Total distributions	(13,947,900)	(10,851,687)

CAPITAL SHARE TRANSACTIONS (1):
Issued	30,363,601	106,106,877
Issued in connection with in-kind transfer**	23,353,046	100,424,225
Reinvestment of distributions	13,947,899	10,840,975
Redeemed	(23,158,650)	(12,066,908)

Net increase in net assets from capital share transactions	44,505,896	205,305,169

Net increase in net assets	49,343,907	225,938,399

NET ASSETS:
Beginning of the period	225,938,399	—

End of the period	$275,282,306	$225,938,399

UNDISTRIBUTED NET INVESTMENT INCOME	$326,019	$212

*	Commenced operations on December 15, 2011.
**	See Notes 1 and 10 in Notes to Financial Statements.
(1)	For share transactions, see Note 6 in Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

10

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Financial Highlights

For a share outstanding throughout the periods

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Institutional Class
2013@	$11.61	$0.34	$0.53	$0.87	$(0.32)	$(0.35)	$(0.67)
2012*	10.00	0.92	1.41	2.33	(0.72)	—	(0.72)

*	The Fund commenced operations on December 15, 2011.
@	For the six-months ended April 30, 2013 (Unaudited).
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reimbursed during the period, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to reimburse a portion of the Fund’s expenses during the period. Without this reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.

Amount	designated as “—” is $0.

12

Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)(d)	Ratio of expenses to average net assets (excluding reimbursements (%) (d)	Ratio of net investment income to average net assets (%) (d)	Portfolio turnover rate (%)

$11.81	7.77	$275,282	0.20	0.22	5.84	20
11.61	24.02	225,938	0.10	0.33	9.52	56

The accompanying notes are an integral part of the financial statements.

13

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011 as a result of a contribution in-kind from separately managed accounts. On this date, the Fund issued 7,032,794 shares and acquired securities tax-free at their then current value of $70,329,742, including unrealized depreciation of $1,304,725. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Fund:

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

14

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

15

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$147,201,688	$—	$147,201,688
Commercial Mortgage-Backed Obligations	—	73,390,979	—	73,390,979
Asset-Backed Securities	—	48,786,633	—	48,786,633
Municipal Bond	—	878,900	—	878,900
Short-Term Investment	7,817,317	—	—	7,817,317

Total Investments in Securities	$7,817,317	$270,258,200	$—	$278,075,517

For the six-months ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. For the six-months ended April 30, 2013, there were no Level 3 securities.

For the six-months ended April 30, 2013, there have been no significant changes to the Fund’s fair value methodologies.

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

16

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties. Management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

e. Expenses. Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund distributes its net investment income monthly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g. Deferred Offering Costs. Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2013, the offering costs were fully amortized.

3. Transactions with Affiliates. Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”).

17

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for the Fund, plus $20,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Fund’s average daily net assets. The Administrator also serves as the shareholder servicing agent for the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Boston Financial Data Services, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

18

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

6. Capital Shares.

	Six-Months Ended April 30, 2013	Period Ended October 31, 2012*
SHARE TRANSACTIONS:
Issued	2,612,084	9,682,041
Issued in connection with in-kind transfer**	2,028,531	9,880,096
Reinvestment of distributions	1,210,099	989,038
Redeemed	(1,991,355)	(1,098,408)

Net share transactions	3,859,359	19,452,767

*	Commenced operations on December 15, 2011.
**	See Notes 1 and 10.

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2013, were, $70,360,776 and $44,152,205, respectively. Included in the amount for cost of security purchases are contributions in-kind of $23,353,046.

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the period ended October 31, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2012	$10,851,687	$—	$10,851,687

19

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

As of October 31, 2012, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$5,429,226
Undistributed Long-Term Capital Gain	2,881,567
Net Unrealized Appreciation	12,381,958
Other Temporary Differences	(1,364,246)

Total Distributable Earnings	$19,328,505

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2013, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$257,755,197	$21,354,980	$(1,034,660)	$20,320,320

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

10. In-Kind Transfers. During the six-months ended April 30, 2013, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their then current value on the date of transaction.

Transaction Date	Shares Issued	Value
12/27/2012	1,516,542	$17,379,572
1/29/2013	143,177	1,669,441
2/27/2013	368,812	4,304,033

20

Notes to Financial Statements (Unaudited)

April 30, 2013

Loomis Sayles Full Discretion Institutional Securitized Fund

In addition to the in-kind contribution that seeded the Fund (see Note 1), and during the period ended October 31, 2012, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their then current value on the date of transaction.

Transaction Date	Shares Issued	Value
1/18/2012	770,935	$7,909,795
2/28/2012	1,591,379	16,932,272
3/28/2012	484,988	5,252,416

11. Other. At April 30, 2013, 20% of Institutional Class total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events. Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

21

DISCLOSURE OF FUND EXPENSES (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

22

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period*
Actual	$1,000.00	$1,077.70	$1.03
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio, 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

23

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013